Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Leases

Note 17: Leases

The Company leases real estate in the form of corporate office space and operating facilities. The Company additionally leases certain machinery in the form of office equipment. Generally, the term for real estate leases ranges from one to eight years at inception of the contract. Generally, the term for equipment leases is one to three years at inception of the contract. Some real estate leases include one to two options to renew that can extend the original term by five to ten years.

Operating lease costs are included within operating expenses on the consolidated statements of operations. The Company does not have any finance leases, short-term lease costs nor any sublease income.

Nine Months Ended September 30,
	Unaudited
	2021	2020
Operating Lease Costs	$1,740,067	$1,218,383
New Assets Obtained in Exchange for Operating Lease Liabilities	4,104,760	847,445

Lease terms and discount rates consisted of the following at each of the periods presented below:

	Unaudited
	September 30, 2021	December 31, 2020
Weighted Average Remaining Lease Term (Years)*	5.09	3.74
Weighted Average Discount Rate	11.20%	10.30%

*      All Leases are Operating

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating and finance lease liabilities recognized on the Company’s Condensed Consolidated Balance Sheets.

	Unaudited
	September 30, 2021	December 31, 2020
2021	$708,823	$2,174,095
2022	2,800,484	1,963,533
2023	1,943,823	1,191,604
2024	1,731,167	913,732
2025	1,447,418	696,194
2026	920,928	148,330
Thereafter	1,927,098	—
Total Payments for Operating Leases	11,479,741	7,087,488
Less: Interest	2,912,300	1,251,965
Present Value of Operating Lease Liabilities	$8,567,441	$5,835,523

The short-term component of operating lease liabilities as of September 30, 2021 and December 31, 2020 was $2,091,518 and $2,174,095, respectively. As these short-term amounts are due within twelve months, they are included in Accounts Payable and Accrued Expenses.

Note 16: Leases

The Company leases real estate in the form of corporate office space and operating facilities. The Company additionally leases certain machinery in the form of office equipment. Generally, the term for real estate leases ranges from one to eight years at inception of the contract. Generally, the term for equipment leases is one to three years at inception of the contract. Some real estate leases include one to two options to renew that can extend the original term by five to ten years.

Operating lease costs are included within operating expenses on the consolidated statements of operations. The Company does not have any finance leases, short-term lease costs nor any sublease income.

Year Ending December 31,	2018	2019	2020
Operating Lease Costs	$697,830	$1,592,665	$2,018,210

Lease terms and discount rates consisted of the following at each of the periods presented below:

Year Ending December 31,	2019*	2020*
Weighted Average Remaining Lease Term (Years)	4.83	3.74
Weighted Average Discount Rate	10.00%	10.30%

*All Leases are Operating

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating and finance lease liabilities recognized on the consolidated balance sheets as of the dates presented.

Year Ending December 31,	2019	2020
2020	$1,620,600	$—
2021	1,645,922	2,174,095
2022	1,536,612	1,936,533
2023	1,135,577	1,191,604
2024	883,851	913,732
2025	665,416	696,194
2026	137,919	148,330
Total Payments for Operating Leases	7,625,897	7,060,488
Less: Interest	1,599,266	1,251,965
Present Value of Operating Lease Liabilities	$6,026,630	$5,808,523

The current portions of ROU liabilities, $1,620,600 and $2,174,095 are included in Accounts Payable and Accrued Expenses in the Company’s Consolidated Balance Sheet as of December 31, 2019 and December 31, 2020, respectively.

Supplemental cash flows and other information related to leases for each of the periods ending December 31:

	2019	2020
New Assets Obtained in Exchange for Operating Lease Liabilities	$478,815	$882,029

	2019	2020
Operating Cash Flows Paid for Operating Leases	$1,505,313	$1,843,281